Balance Sheet Details - Schedule Of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Condensed Balance Sheet [Abstract]
Foreign Currency Items Balance at beginning of period	$ (790)	$ (790)	$ (790)	$ (790)	$ (790)
Foreign Currency Items Changes in comprehensive loss before reclassifications	0	0	0	0
Foreign Currency Items Amounts reclassified from accumulated other comprehensive loss	0		0
Foreign Currency Items Total other comprehensive income	0	0	0	0
Foreign Currency Items Balance at end of period	(790)	(790)	(790)	(790)	(790)	$ (790)
Unrealized gains and losses on MDS Balance at beginning of period	(186)	0	(512)	0	0
Unrealized gains and losses on MDS Changes in comprehensive loss before reclassifications	(13)	(217)	(39)	(217)
Unrealized gains and losses on MDS Amounts reclassified from accumulated other comprehensive loss	36		388
Unrealized gains and losses on MDS Total other comprehensive income	23	(217)	349	(217)	(512)
Unrealized Gains and Losses on MDS Balance at end of period	(163)	(217)	(163)	(217)	(512)	0
Total, Balance at beginning of period	(976)	(790)	(1,302)	(790)	(790)
Total, Changes in comprehensive loss before reclassifications	(13)	(217)	(39)	(217)
Total, Amounts reclassified from accumulated other comprehensive loss	36	0	388	0
Total other comprehensive income (loss)	23	(217)	349	(217)	(512)	(18)
Total, Balance at end of period	$ (953)	$ (1,007)	$ (953)	$ (1,007)	$ (1,302)	$ (790)